Cash flow information	12 Months Ended
Dec. 31, 2017
Cash flow information
Cash flow information

41.        Cash flow information

Reconciliation of liabilities arising from financing activities

		Net
		cash flows	Conversion	Foreign	Other
		in financing	options	exchange	non-cash
	12/31/2016	activities	exercised	loss	movement(1)	12/31/2017
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Short-term borrowings	176,957	127,715	—	3,639	—	308,311
Long-term borrowings	1,265,811	529,928	—	80,497	—	1,876,236
Disposals	786,611	—	(399,099)	—	15,817	403,329
Convertible bonds	494,909	—	—	—	1,780	496,689
Bonds payable	214,502	—	—	13,246	735	228,483
Medium-term notes	86,493	(87,858)	—	1,365	—	—
Currency swap contracts classified as other financial assets	—	—	—	—	(22,337)	(22,337)
Currency swap contracts classified as other financial liabilities	80,518	—	—	—	(77,857)	2,661
Balance at December 31, 2017	3,105,801	569,785	(399,099)	98,747	(81,862)	3,293,372

(1)	Other non-cash movements were accrued interest expenses for bonds and notes and fair value change of currency swap contracts.

Non-cash investing activities

In 2017, the acquisition of tangible and intangible assets by means of long-term payables amounted to US$97.6 million. Please refer to Note 36 (2) for more details.